Revenue	12 Months Ended
Dec. 31, 2011
Revenue

Note 12 — Revenue

	For the year ended December 31,		Cumulative from inception to December 31, 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
Information on sales by product exceeding 10% of Revenues:
Video Ringtones	514	209	743
Development Projects	184	—	184
Other	20	2	22
	718	211	949
Revenues from single customers exceeding 10% of Revenues:
Customer A	312	95	407
Customer B	90	54	144
Customer C	110	—	110
Other	206	62	288
	718	211	949
Information on sales by geographic distribution:
South East Asia	384	105	488
Middle East	175	54	229
Europe	82	—	82
Others	77	52	150
	718	211	949